STOCKHOLDER'S EQUITY (Details) (USD $)	3 Months Ended
Dec. 31, 2012
STOCKHOLDER'S EQUITY
Amount of services provided by Parent	$ 10,000
Parent
STOCKHOLDER'S EQUITY
Number of shares received by Parent	100,000,000
Amount of services provided by Parent	$ 10,000